PROPERTY AND EQUIPMENT, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Depreciation expense	€ 1,695	€ 1,511	€ 981
Capitalized costs on equipment leased to customers	11,141	9,778
Accumulated amortization	8,142	6,644
Depreciation expense related to financing lease right-of-use assets	401	448	386
Reduction to Right-of-use Assets Resulting From Reduction to Financing Lease Liability	670	122
Assets leased to customers
Property and equipment
Depreciation expense	240	23	€ 51
Capitalized costs on equipment leased to customers	264	342
Accumulated amortization	€ 102	€ 95